SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING SHARE OPTIONS (Details) - Post-consolidation Basis [Member]	6 Months Ended
Jun. 30, 2021 shares $ / shares
Options expiring February 21, 2022 [member]
IfrsStatementLineItems [Line Items]
Options outstanding	40,625
Options exercisable	40,625
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	0 years
Options expiring February 28, 2023 [member]
IfrsStatementLineItems [Line Items]
Options outstanding	35,000
Options exercisable	35,000
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	0 years
Options expiring February 24, 2025 [member]
IfrsStatementLineItems [Line Items]
Options outstanding	6,100,000
Options exercisable	6,100,000
Exercise price | $ / shares	$ 0.16
Weighted average remaining contractual life (years)	2 years 1 month 9 days
Options expiring August 19, 2025 [member]
IfrsStatementLineItems [Line Items]
Options outstanding	1,200,000
Options exercisable	1,200,000
Exercise price | $ / shares	$ 0.09
Weighted average remaining contractual life (years)	5 months 19 days
Options expiring February 25, 2026 [member]
IfrsStatementLineItems [Line Items]
Options outstanding	3,185,000
Options exercisable	3,185,000
Exercise price | $ / shares	$ 0.32
Weighted average remaining contractual life (years)	1 year 4 months 28 days
Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Options outstanding	10,560,625
Options exercisable	10,560,625
Weighted average remaining contractual life (years)	3 years 11 months 26 days